Trade and other receivables	12 Months Ended
Sep. 30, 2025
Trade and other receivables.
Trade and other receivables

13.    Trade and other receivables

	2025	2024	2023
	$'000	$'000	$'000
Current assets
Trade debtors	657	471	1,273
Other debtors	1,532	4,009	164
Prepayments and accrued income	852	517	1,780
Total	3,041	4,997	3,217

The directors consider that the carrying amount of financial assets recorded at amortised cost in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

	2025	2024	2023
	$'000	$'000	$'000
Non-current Assets
Other debtors	—	—	1,888
Total	—	—	1,888

Bad debt write-offs in the year were $nil (2024: $0.166 million; 2023: $1.600 million). The $1.600 million written off in the year ended 2023 relates to Virgin Orbit Inc. which filed for bankruptcy in the U.S. This was included within ‘Profit/(loss) from discontinued operation, net of tax’.

September 30, 2025 $0.016 million (2024: $0.425 million; 2023: $1.273 million) were past due of which $nil (2024: $nil; 2023: $nil) was impaired.

In 2023, non-current other debtors comprised the payment of a non-refundable deposit towards the cost of the first satellite launch service.